OTHER LIABILITIES - Schedule of detailed information about movements of actuarial liabilities (Detail) - Natura Cosmticos SA [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year	R$ 124,649	R$ 134,194
Cost of the current service of subsidiary Natura Cosméticos	812	939
Cost of interest	11,078	9,326
Expenses paid	(3,398)	(2,679)
Actuarial gains in OCI	(3,444)	(17,131)
Balance as of the end of the year	R$ 129,697	R$ 124,649